Income Taxes - Schedule of Components for Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Deferred tax assets:
Net operating loss carryforward		$ 27,911,000		$ 29,204,000
Stock compensation expense		1,149,000		982,000
Capital loss carryforward				18,000
Total gross deferred tax assets		31,345,000		32,369,000
Less valuation allowance		(31,345,000)		(32,369,000)
Components of Deferred Tax Liabilities [Abstract]
Total deferred tax assets / (liabilities)		$ 31,530,000		$ 32,496,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Deferred tax assets:
Net operating loss carryforward	$ 25,098,126		$ 11,143,664
Stock compensation expense	2,467,541		589,118
Accrued payroll	294,420		358,732
Section 174 R&D	6,172,416		3,505,667
Intangible assets	26,272		3,909,369
Lease liability	51,334		5,277
Depreciation	94,926		46,960
Capital loss carryforward	10,889,722		0
R&D credits	1,451,300		1,808,131
Total gross deferred tax assets	46,546,057		21,366,918
Less valuation allowance	(46,494,883)		(21,301,471)
Net deferred tax assets	51,174		65,447
Components of Deferred Tax Liabilities [Abstract]
Debt discount	0		(60,170)
Accrued expense	(697)		0
ROU asset	(50,477)		(5,277)
Total deferred tax liabilities	(51,174)		(65,447)
Total deferred tax assets / (liabilities)	$ 0		$ 0